Debt and Credit Facilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Debt consists of the following
(in thousands)
:

	As of September 30, 2023	As of December 31, 2022
ABL Facility	$1,789,086	$1,754,224
Term Loan	—	1,000,000

Total debt outstanding	1,789,086	2,754,224
Less: unamortized debt issuance cost	(41,174)	(34,205)

Long-term debt, net of unamortized debt issuance cost	$1,747,912	$2,720,019

Debt consists of the following
(in thousands)
:

	As of December 31,
	2022	2021
ABL Facility	$1,754,224	$1,465,234
Term Loan	1,000,000	400,000

Total debt outstanding	2,754,224	1,865,234
Less: current maturities	—	—
Less: unamortized debt issuance cost	(34,205)	(20,112)

Long-term debt, net of unamortized debt issuance cost	$2,720,019	$1,845,122

Schedule of Maturities of Long-term Debt
As of September 30, 2023, the scheduled maturities, without consideration of potential mandatory prepayments, of the long-term debt were as follows (
in thousands
):

Amount
Years ended December 31,
Remainder of 2023	$—
2024	—
2025	—
2026	—
2027	—
Thereafter	1,789,086

Total	$1,789,086

As of December 31, 2022, the scheduled maturities, without consideration of potential mandatory prepayments, of the long-term debt were as follows (
in thousands
):

Amount
Years ended December 31,
2023	$—
2024	1,754,224
2025	—
2026	—
2027	1,000,000

Total	$2,754,224